Financial Instruments - The movements in level 3 fair values (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Beginning balance	€ 203,503	€ 342,511	€ 57,722
Realized gains/losses:
Foreign exchange effects - Finance income	5,698	3,842	1,689
Foreign exchange effects - Finance expense	(3,027)	(3,264)	(1,054)
Ending balance	37,058	203,503	342,511
May 2023 Warrant
Unrealized gains/losses:
Settlement of initial funding amount	91,811
Settlement of Additional Funding Amount	67,416
Over-allotment option | Level 3
Disclosure of detailed information about financial instruments [line items]
Beginning balance		0
Unrealized gains/losses:
Initial recognition of over-allotment option	(3,312)
Realized gains/losses:
Changes in fair value - Finance income	3,346
Foreign exchange effects - Finance expense	(34)
Ending balance			€ 0
Warrants [Member] | Level 3
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(24,455)
Unrealized gains/losses:
Change in fair value - Finance income	2,599	8,979
Changes in fair value - Finance expense	(112,603)
Foreign exchange effects - Finance income	3,405	1,116
Foreign exchange effects - Finance expense	(111)
Realized gains/losses:
Changes in fair value - Finance expense	(15,765)
Foreign exchange effects - Finance income	128
Ending balance	(202,159)	(24,455)
Warrants [Member] | Level 3 | RDO & 2022 PIPE Warrants
Disclosure of detailed information about financial instruments [line items]
Initial recognition of Warrants		€ (34,550)
Warrants [Member] | Level 3 | May 2023 Warrant
Unrealized gains/losses:
Initial recognition of over-allotment option	82,829
Settlement of initial funding amount	(91,811)
Settlement of Additional Funding Amount	(67,416)
Exercise of May 2023 Warrants	25,593
Warrants [Member] | Level 3 | 2023 PIPE Warrants
Unrealized gains/losses:
Initial recognition of over-allotment option	(4,552)
Equity instruments | Level 3
Unrealized gains/losses:
Changes in fair value - Finance expense	(518)
Purchase of equity instrument	5,159
Realized gains/losses:
Ending balance	€ 4,641